UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: July 31, 2008

ITEM 1.      SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

SMASH SERIES MEC FUND

FORM NQ
JULY 31, 2008

Notes to Schedule of Investments (unaudited)

Investment in SMASh Series MEC Portfolio, at value $29,839.

1. Organization and Significant Accounting Policies

SMASh Series MEC Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in SMASh Series MEC Portfolio (the “Portfolio”), a series of Master Portfolio Trust, a management investment company that has the same investment objective as the Fund.

Shares of the Fund may be Purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment advisor or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investments in the Portfolio reflects the Fund’s proportionate interest (0.2% at July 31, 2008) in the net assets of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

2. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfoilo will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

***

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

SMASh Series MEC Portfolio

Schedule of Investments (unaudited)	July 31, 2008

Face
Amount	Security	Value
MUNICIPAL BONDS — 96.3%
Arizona — 3.4%
$500,000	Salt Verde, AZ Financial Corp., Gas Revenue, 5.000% due 12/1/37	$418,490
California — 11.3%
500,000	California Housing Finance Agency Revenue, Home Mortgage, 4.800% due
	8/1/37 (a)	407,470
	California Statewide CDA Revenue:
500,000	Insured Health Facility L.A., Jewish Home, CA Mortgage Insurance,
	5.000% due 11/15/28	480,255
500,000	St. Joseph Health System, FGIC, 5.750% due 7/1/47	521,050
	Total California	1,408,775
Colorado — 14.5%
300,000	Colorado Educational & Cultural Facilities Authority Revenue, Cheyenne
	Mountain Charter Academy, 5.250% due 6/15/25	296,019
1,000,000	E-470 Public Highway Authority Revenue, CO, MBIA, 5.500% due 9/1/24
	(b)	1,024,650
500,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue,
	5.750% due 11/15/18	496,125
	Total Colorado	1,816,794
Florida — 8.1%
500,000	JEA District, FL, Electric System Revenue, 5.125% due 10/1/37	503,680
500,000	Orlando, FL, Tourist Development Tax Revenue, 5.750% due 11/1/38	507,805
	Total Florida	1,011,485
Georgia — 4.1%
500,000	Monroe County, GA, Development Authority PCR, Oglethorpe Power Corp.,
	Scherer Project, 4.625% due 4/1/10 (c)(d)	506,135
Illinois — 5.7%
	Illinois Finance Authority:
500,000	Revenue, Alexian, FSA, 5.500% due 1/1/28	507,460
250,000	Student Housing, Revenue, Refunding, Educational Advancement Fund
	Inc., 5.250% due 5/1/34	210,345
	Total Illinois	717,805
Indiana — 2.5%
305,000	Indiana Health & Educational Facilities Financing Authority Revenue, St.
	Francis, FSA, 5.250% due 11/1/29	306,360
Kentucky — 3.8%
500,000	Kentucky State Municipal Power Agency, Power System Revenue, Prairie
	State Project, MBIA, 5.250% due 9/1/42	474,215
Massachusetts — 5.4%
	Massachusetts State HEFA Revenue:
500,000	Northeastern University, 5.000% due 10/1/33	477,250
200,000	Partners Healthcare System Inc., 5.000% due 7/1/20	203,468
	Total Massachusetts	680,718
Michigan — 2.0%
250,000	Michigan State, Housing Development Authority, Rental Housing Revenue,
	5.300% due 10/1/26 (a)	247,395
Missouri — 3.9%
500,000	Missouri State Environmental Improvement & Energy Resources Authority,
	KC Power & Light Co. Project, 4.900% due 5/1/38 (a)	493,340

See Notes to Schedule of Investments.

SMASh Series MEC Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value
New York — 5.9%
$200,000	Nassau County, NY, Industrial Development Agency Revenue, Continuing
	Care Retirement, Amsterdam at Harborside, 6.700% due 1/1/43	$197,074
500,000	New York City, NY, TFA, Future Tax Secured, 5.250% due 8/1/12	542,585
	Total New York	739,659
Oklahoma — 4.2%
500,000	Tulsa County, OK, Industrial Authority Health Care Revenue, Saint Francis
	Health Systems, 5.000% due 12/15/16	526,490
Oregon — 4.7%
605,000	Oregon State Housing & Community Services Department, Mortgage
	Revenue, Single-Family Mortgage, 5.400% due 7/1/27 (a)	586,233
South Carolina — 4.0%
500,000	South Carolina Transportation Infrastructure Bank Revenue, AMBAC,
	5.000% due 10/1/29	494,815
Tennessee — 2.9%
400,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.000% due 2/1/23	365,024
Texas— 9.9%
50,000	Brazos River Authority Texas PCR, TXU Co., 8.250% due 5/1/33 (a)(c)(e)	48,707
500,000	Brazos River, TX, Harbor Industrial Development Corp., Environmental
	Facilities Revenue, Dow Chemical Co., 5.900% due 5/1/38 (a)(c)	478,615
200,000	Burnet County, TX, Public Facility Project Revenue, 7.750% due 8/1/29	194,556
500,000	Houston, TX, Utility System Revenue, 5.000% due 5/15/11 (c)(d)	520,200
	Total Texas	1,242,078
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $12,132,254)	12,035,811
SHORT-TERM INVESTMENT — 2.4%
Michigan — 2.4%
300,000	Michigan State Hospital Finance Authority Revenue, Trinity Health Credit,
	SPA-Bank of America N.A., 2.200%, 8/1/08 (f)
	(Cost - $300,000)	300,000
	TOTAL INVESTMENTS — 98.7% (Cost — $12,432,254#)	12,335,811
	Other Assets in Excess of Liabilities — 1.3%	156,343
	TOTAL NET ASSETS — 100.0%	$12,492,154

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2008.

(d)	Maturity date shown represents the mandatory tender date.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)

Variable rate demand obligations have a demand feature under which the Portfolio can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation - Insured Bonds
CDA - Community Development Authority
FGIC - Financial Guaranty Insurance Company - Insured Bonds
FSA - Financial Security Assurance - Insured Bonds
HEFA - Health & Educational Facilities Authority
MBIA - Municipal Bond Investors Assurance Corporation - Insured Bonds
PCR - Pollution Control Revenue
SPA - Standby Bond Purchase Agreement - Insured Bonds
TFA - Transitional Finance Authority

See Notes to Schedule of Investments.

SMASh Series MEC Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Summary of Investments by Industry *

Hospitals	24.6%
Electric	16.2
Transportation	12.3
Industrial Development	10.8
Housing	10.1
Special Tax	8.5
Education	6.3
Other Revenue	5.6
Resource Recovery	4.0
Leasing	1.6

100.0%

*As a percentage of total investments. Please note that Portfolio holdings are as of July 31, 2008 and are subject to change.

Ratings Table†

S&P/Moody's‡
AAA/Aaa	15.1%
AA/ Aa	51.0
A	22.2
BBB/Baa	5.7
CCC	0.4
A-1/VMIG1	2.4
NR	3.2

100.0%

† As a percentage of total investments.
‡ S&P primary rating; Moody's secondary.
See pages 5 and 6 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

SMASh Series MEC Portfolio (the “Portfolio”) is a separate diversified investment series of the Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio's Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation					$125,770
Gross unrealized depreciation					(222,213)
Net unrealized depreciation					$(96,443)

At July 31, 2008, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss
Contracts to Sell:
U.S. Treasury Bonds	23	9/08	$2,634,104	$2,656,500	$(22,396)

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

***

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.     CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 29, 2008

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: September 29, 2008